Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not maintain any formal written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features in relation to the disclosure of material nonpublic information. Our employees, including our executive officers, are generally awarded an initial new hire stock option grant in connection with commencement of employment, and we have historically made annual equity grants to our employees, including our executive officers, during either the last month of the prior year or the first quarter of the new year, with grant dates for executive officers generally tied to the date of Board or Compensation Committee approval and grant dates for non-officer employees determined in accordance with the delegation of authority described above under “Compensation Committee Processes and Procedures.” Additional equity grants may occur periodically to executive officers or other employees as incentive with respect to achieving certain corporate goals, reward for exceptional performance or compensation for additional job responsibilities. We do not have a practice to grant options in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal 2024, no named executive officer was granted any options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Vesting of equity awards is generally tied to each executive officer’s continuous service with us and serves as an additional retention measure. Initial new hire stock option grants typically vest with respect to one fourth (1/4) of the shares subject to the option award on the first anniversary of the grant date, with the remainder vesting in equal monthly installments over thirty-six months, subject to continuous service through each vesting date. Annual stock option grants typically vest in equal monthly installments over a three-year period measured one month following the grant date, subject to continuous service through each vesting date. From time to time, the Board or the Compensation Committee may construct alternate vesting schedules as it determines are appropriate.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a practice to grant options in anticipation of the release of material non-public information,
MNPI Disclosure Timed for Compensation Value	false